CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Cash flows used in operating activities
Net loss for the year	$ (1,655,224)	$ (3,963,490)	$ (7,927,950)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	60,040	61,414	65,760
Gain on sale of short-term investments	(22,457)	0	0
Miscellaneous income	(17,097)	(27,271)	0
Non-cash interest and penalties	22,984	32,697	0
Stock-based compensation	0	948	883,210
Changes in operating assets and liabilities
Receivables	(610)	29,119	33,736
Prepaid expenses and deposits	3,540	11,770	12,228
Accounts payable and accrued liabilities	(119,607)	(194,335)	(180,439)
Due to (from) related parties	(67,900)	70,171	(14,786)
Net cash used in operating activities	(1,796,331)	(3,978,977)	(7,128,241)
Cash flows used in investing activities
Issuance of loan	0	(2,300,000)	0
Receipt of loan repayment and applicable taxes	277,097	2,067,271	0
Purchase of short-term investments	(875,655)	0	0
Proceeds on sale of short-term investments	403,730	0	0
Acquisition of equipment	(972)	(6,197)	(38,899)
Net cash used in investing activities	(195,800)	(238,926)	(38,899)
Cash flows from financing activities
Proceeds from issuance of convertible debentures	0	2,300,000	0
Proceeds from issuance of capital stock and warrants	0	2,433,147	81,600
Net cash provided by financing activities	0	4,733,147	81,600
Effects of foreign currency exchange	(32,910)	(16,420)	(46,625)
(Decrease) increase in cash during the year	(2,025,041)	498,824	(7,132,165)
Cash and cash equivalents, beginning of year	2,615,966	2,117,142	9,249,307
Cash and cash equivalents, end of year	590,925	2,615,966	2,117,142
Supplemental disclosures
Taxes	83,527	98,183	109,819
Interest	(15,777)	(52,622)	(69,513)
Non-cash financing transactions
Conversion of convertible debenture into common stock	$ 230,893	$ 1,655,224	$ 0